Property, Plant and Equipment - Schedule of Reconciliation of Changes in Property, Plant and Equipment (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	¥ 1,582,800	¥ 1,453,917
End of period	1,691,229	1,582,800
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,453,007	2,191,735
Additions and other increases	185,217	161,758
Acquisitions through business combinations		114
Transfers	0	0
Disposals and other decreases	(50,830)	(42,677)
Deconsolidation		(4)
Foreign currency translation differences	147,922	142,082
Reclassification to assets held for sale	(36,331)
End of period	2,698,984	2,453,007
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(870,207)	(737,818)
Disposals and other decreases	30,224	36,344
Deconsolidation		3
Foreign currency translation differences	(36,045)	(35,929)
Depreciation expenses	(150,379)	(132,419)
Impairment losses	(2,331)	(388)
Reclassification to assets held for sale	20,983
End of period	(1,007,755)	(870,207)
Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	944,455	866,701
End of period	980,578	944,455
Buildings and structures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,288,578	1,133,406
Additions and other increases	46,155	46,393
Acquisitions through business combinations		0
Transfers	21,026	30,176
Disposals and other decreases	(22,876)	(2,837)
Deconsolidation		0
Foreign currency translation differences	82,139	81,440
Reclassification to assets held for sale	(14,915)
End of period	1,400,108	1,288,578
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(344,123)	(266,705)
Disposals and other decreases	5,429	1,353
Deconsolidation		0
Foreign currency translation differences	(15,585)	(15,901)
Depreciation expenses	(72,900)	(62,870)
Impairment losses	(560)	0
Reclassification to assets held for sale	8,209
End of period	(419,530)	(344,123)
Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	340,737	311,290
End of period	364,763	340,737
Machinery and vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	772,024	686,135
Additions and other increases	25,628	20,183
Acquisitions through business combinations		79
Transfers	37,743	41,341
Disposals and other decreases	(16,084)	(15,389)
Deconsolidation		(4)
Foreign currency translation differences	43,039	39,680
Reclassification to assets held for sale	(10,968)
End of period	851,382	772,024
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(431,287)	(374,845)
Disposals and other decreases	14,207	13,729
Deconsolidation		3
Foreign currency translation differences	(16,976)	(15,635)
Depreciation expenses	(60,428)	(54,191)
Impairment losses	(1,410)	(346)
Reclassification to assets held for sale	9,276
End of period	(486,618)	(431,287)
Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	44,404	40,963
End of period	43,660	44,404
Tools, furniture, and fixtures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	135,895	133,829
Additions and other increases	9,025	7,911
Acquisitions through business combinations		35
Transfers	5,962	8,070
Disposals and other decreases	(11,096)	(21,253)
Deconsolidation		0
Foreign currency translation differences	6,093	7,303
Reclassification to assets held for sale	(4,013)
End of period	141,867	135,895
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(91,491)	(92,866)
Disposals and other decreases	10,393	21,154
Deconsolidation		0
Foreign currency translation differences	(3,435)	(4,379)
Depreciation expenses	(17,052)	(15,358)
Impairment losses	(121)	(42)
Reclassification to assets held for sale	3,499
End of period	(98,207)	(91,491)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	98,243	94,804
End of period	97,983	98,243
Land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	98,654	95,235
Additions and other increases	349	50
Acquisitions through business combinations		0
Transfers	0	0
Disposals and other decreases	(201)	(1,266)
Deconsolidation		0
Foreign currency translation differences	4,895	4,635
Reclassification to assets held for sale	(5,471)
End of period	98,227	98,654
Land | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(411)	(431)
Disposals and other decreases	195	33
Deconsolidation		0
Foreign currency translation differences	(28)	(13)
Depreciation expenses	0	0
Impairment losses	0	0
Reclassification to assets held for sale	0
End of period	(243)	(411)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	154,960	140,159
End of period	204,245	154,960
Construction in progress | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	157,856	143,130
Additions and other increases	104,059	87,220
Acquisitions through business combinations		0
Transfers	(64,731)	(79,587)
Disposals and other decreases	(574)	(1,932)
Deconsolidation		0
Foreign currency translation differences	11,755	9,024
Reclassification to assets held for sale	(965)
End of period	207,400	157,856
Construction in progress | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(2,896)	(2,971)
Disposals and other decreases	0	76
Deconsolidation		0
Foreign currency translation differences	(21)	(1)
Depreciation expenses	0	0
Impairment losses	(239)	0
Reclassification to assets held for sale	0
End of period	¥ (3,156)	¥ (2,896)